Ordinary shares	12 Months Ended
Dec. 31, 2023
Ordinary shares
Ordinary shares

20.Ordinary shares

During the year ended December 31, 2021, 2,222,119 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 1,280,804 Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2021, 86,993,764 Class A ordinary shares and 151,076,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2022, 1,717,720 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 690,000 Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2022, 89,401,484 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2023, 2,454,365 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2023, 82,696,852 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

On August 15, 2023, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$100 million of its ADSs or ordinary shares over a 12-month period. As of December 31, 2023, the Company had repurchased 9,158,997 ADSs with a total aggregate consideration of USD29 million (equivalent to RMB206,345) under this program, of which RMB202,422 has been paid.